Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance		$ 1,106	$ 1,014	$ 910
Deferred policy acquisition costs, additions		225	229	224
Deferred policy acquisition costs, periodic amortization		(160)	(168)	(159)
Deferred policy acquisition costs, annuity unlocking		34	25	31
Deferred policy acquisition costs, change included in realized gains		9	6	8
Deferred policy acquisition costs, ending balance		1,214	1,106	1,014
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance		110	119	129
Deferred sales inducements, additions		4	9	11
Deferred sales inducements, periodic amortization		(19)	(24)	(26)
Deferred sales inducements, annuity unlocking		6	4	4
Deferred sales inducements, change included in realized gains		1	2	1
Deferred sales inducements, ending balance		102	110	119
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance		46	55	66
Present value of future profits, periodic amortization		(8)	(9)	(11)
Present value of future profits, annuity unlocking		1	0	0
Present value of future profits, other		10
Present value of future profits, ending balance		49	46	55
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	[1]	(265)	(234)	(525)
Unrealized investment gains (losses), change in unrealized	[1]	(157)	(31)	291
Unrealized investment gains (losses), ending balance	[1]	(422)	(265)	(234)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		997	954	580
Deferred policy acquisition costs and present value of future profits, additions		229	238	235
Deferred policy acquisition costs and present value of future profits, periodic amortization		(187)	(201)	(196)
Deferred policy acquisition costs and present value of future profits, annuity unlocking		41	29	35
Deferred policy acquisition costs and present value of future profits, change included in realized gains		10	8	9
Deferred policy acquisition costs and present value of future profits, other		10
Deferred policy acquisition costs and present value of future profits, change in unrealized		(157)	(31)	291
Deferred policy acquisition costs and present value of future profits, ending balance		943	997	954
Excluding Unrealized Gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,262	1,188	1,105
Deferred policy acquisition costs and present value of future profits, ending balance		$ 1,365	$ 1,262	$ 1,188

[1]	Unrealized adjustments to DPAC include net unrealized gains/losses on securities and net unrealized gains/losses on cash flow hedges.